Quarterly Holdings Report
for

Fidelity® International Bond Index Fund

March 31, 2021

IBI-QTLY-0521
1.9896129.101

Schedule of Investments March 31, 2021 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 26.2%
		Principal Amount	Value
Australia - 1.2%
New South Wales Treasury Corp.:
1% 2/8/24	AUD	$341,000	$263,879
1.25% 3/20/25	AUD	803,000	626,531
2% 3/20/31	AUD	126,000	95,956
Treasury Corp. of Victoria:
1.5% 11/20/30	AUD	253,000	185,115
2.25% 10/29/21	AUD	530,000	407,529
Western Australia Treasury Corp.:
2.5% 7/23/24	AUD	394,000	319,892
3% 10/21/26	AUD	560,000	471,342

TOTAL AUSTRALIA			2,370,244

Austria - 0.1%
Autobahn Schnell AG 0.625% 9/15/22 (Reg. S)	EUR	130,000	155,052
OMV AG 2.375% 4/9/32 (Reg. S)	EUR	76,000	105,213

TOTAL AUSTRIA			260,265

Belgium - 0.3%
Anheuser-Busch InBev SA NV:
1.5% 4/18/30 (Reg. S)	EUR	49,000	62,525
2% 3/17/28 (Reg. S)	EUR	32,000	41,977
2.25% 5/24/29 (Reg. S)	GBP	53,000	75,731
3.7% 4/2/40 (Reg. S)	EUR	131,000	207,613
Belfius Bank SA/NV 0% 8/28/26 (Reg. S)	EUR	100,000	116,758
KBC Groep NV 0.5% 12/3/29 (a)	EUR	100,000	116,905

TOTAL BELGIUM			621,509

Canada - 2.4%
407 International, Inc. 2.84% 3/7/50	CAD	73,000	52,416
Bank of Montreal 3.19% 3/1/28	CAD	65,000	55,782
Bank of Nova Scotia:
0.25% 1/11/24 (Reg. S)	EUR	797,000	952,460
1.375% 12/5/23 (Reg. S)	GBP	134,000	187,879
3.1% 2/2/28	CAD	85,000	72,581
Bell Canada:
3% 10/3/22	CAD	100,000	82,227
4.45% 2/27/47	CAD	40,000	33,601
Canada Housing Trust No. 1 1.75% 6/15/30 (b)	CAD	130,000	102,487
Canadian Imperial Bank of Commerce 2.43% 6/9/23	CAD	91,000	74,930
Enbridge Gas, Inc. 3.65% 4/1/50	CAD	290,000	247,378
Hydro One, Inc.:
0.71% 1/16/23	CAD	127,000	101,142
3.02% 4/5/29	CAD	30,000	25,356
Hydro-Quebec 5% 2/15/50	CAD	50,000	57,028
Manulife Bank of Canada 2.844% 1/12/23	CAD	549,000	453,590
Pembina Pipeline Corp. 3.62% 4/3/29	CAD	80,000	67,289
Royal Bank of Canada:
0.25% 1/29/24 (Reg. S)	EUR	779,000	931,362
0.625% 9/10/25 (Reg. S)	EUR	756,000	924,506
2.609% 11/1/24	CAD	102,000	84,922
TELUS Corp. 3.95% 2/16/50	CAD	33,000	25,077
The Toronto-Dominion Bank:
1.943% 3/13/25	CAD	252,000	204,792
2.496% 12/2/24	CAD	60,000	49,855
TransCanada PipeLines Ltd.:
3% 9/18/29	CAD	30,000	24,438
4.18% 7/3/48	CAD	33,000	26,190

TOTAL CANADA			4,837,288

China - 1.9%
China Development Bank:
3.34% 7/14/25	CNY	14,780,000	2,249,937
3.68% 2/26/26	CNY	5,160,000	796,819
3.7% 10/20/30	CNY	4,210,000	645,169

TOTAL CHINA			3,691,925

Denmark - 0.2%
KommuneKredit 0% 9/8/22 (Reg. S)	EUR	406,000	479,846
Finland - 0.2%
Nordea Mortgage Bank PLC 1% 11/5/24 (Reg. S)	EUR	180,000	222,491
OP Mortgage Bank PLC 1% 11/28/24 (Reg. S)	EUR	170,000	210,144

TOTAL FINLAND			432,635

France - 3.6%
Aeroports de Paris SA 2.125% 10/2/26 (Reg. S)	EUR	500,000	648,362
AXA SA 3.375% 7/6/47 (Reg. S) (a)	EUR	100,000	134,671
Banque Federative du Credit Mutuel SA:
0.375% 1/13/22 (Reg. S)	EUR	400,000	472,175
1.25% 5/26/27 (Reg. S)	EUR	100,000	125,076
BNP Paribas SA 3.375% 1/23/26 (Reg. S)	GBP	550,000	829,250
BPCE SA 0.25% 1/15/26 (Reg. S)	EUR	100,000	118,395
Caisse d'Amort de la Dette Sociale:
0% 2/25/28 (Reg. S)	EUR	200,000	237,752
0% 11/25/30 (Reg. S)	EUR	200,000	233,250
0.125% 10/25/23 (Reg. S)	EUR	300,000	357,599
Credit Agricole SA 2.625% 3/17/27 (Reg. S)	EUR	107,000	139,477
Dexia Credit Local SA:
0.625% 2/3/24 (Reg. S)	EUR	100,000	120,861
0.625% 1/17/26 (Reg. S)	EUR	500,000	610,684
0.75% 1/25/23 (Reg. S)	EUR	100,000	119,944
EDF SA 2% 12/9/49 (Reg. S)	EUR	200,000	251,296
La Poste 1.375% 4/21/32 (Reg. S)	EUR	400,000	508,593
Oseo SA:
0.125% 11/25/23 (Reg. S)	EUR	100,000	119,048
0.125% 3/25/25 (Reg. S)	EUR	200,000	238,853
0.25% 3/29/30 (Reg. S)	EUR	100,000	119,054
0.625% 5/25/26 (Reg. S)	EUR	200,000	245,132
RCI Banque SA:
0.75% 4/10/23 (Reg. S)	EUR	41,000	48,682
1.625% 5/26/26 (Reg. S)	EUR	37,000	45,568
RTE EdF Transport SA 0% 9/9/27 (Reg. S)	EUR	100,000	116,163
Societe du Grand Paris EPIC 1.7% 5/25/50 (Reg. S)	EUR	100,000	139,920
Societe Generale SFH 0.25% 9/11/23 (Reg. S)	EUR	100,000	119,401
Societe Nationale des Chemins de Fer Francais 0.625% 4/17/30 (Reg. S)	EUR	300,000	366,161
UNEDIC:
0% 11/25/28 (Reg. S)	EUR	100,000	118,281
0.875% 5/25/28 (Reg. S)	EUR	400,000	503,510
1.25% 10/21/27 (Reg. S)	EUR	100,000	128,523

TOTAL FRANCE			7,215,681

Germany - 2.3%
Bayer AG 1.375% 7/6/32 (Reg. S)	EUR	300,000	360,364
Bremen Freie Hansestadt 0.4% 8/20/49 (Reg. S)	EUR	29,000	32,335
Commerzbank AG:
0.01% 3/11/30	EUR	53,000	62,361
0.5% 12/4/26 (Reg. S)	EUR	58,000	69,012
1.25% 1/9/34	EUR	58,000	76,810
Daimler AG:
0.375% 11/8/26 (Reg. S)	EUR	23,000	27,221
1.125% 8/8/34 (Reg. S)	EUR	27,000	32,130
1.5% 7/3/29 (Reg. S)	EUR	44,000	55,836
2.625% 4/7/25 (Reg. S)	EUR	472,000	611,008
Deutsche Bahn Finance BV 1.375% 7/7/25 (Reg. S)	GBP	28,000	39,638
Deutsche Bank AG:
1.625% 1/20/27 (Reg. S)	EUR	300,000	366,489
2.625% 12/16/24 (Reg. S)	GBP	200,000	286,862
Deutsche Telekom AG 3.125% 2/6/34 (Reg. S)	GBP	60,000	92,216
E.ON AG 0.25% 10/24/26 (Reg. S)	EUR	69,000	81,456
KfW:
0% 9/30/26 (Reg. S)	EUR	70,000	83,911
0.01% 5/5/27 (Reg. S)	EUR	38,000	45,524
0.05% 9/29/34 (Reg. S)	EUR	86,000	99,041
0.875% 9/15/26 (Reg. S)	GBP	43,000	60,127
1.125% 12/7/21 (Reg. S)	GBP	145,000	201,276
1.25% 8/28/23	NOK	380,000	44,854
1.375% 12/9/24 (Reg. S)	GBP	151,000	215,430
1.375% 2/2/28	SEK	310,000	37,434
1.5% 7/24/24	AUD	82,000	64,207
2.9% 6/6/22	AUD	364,000	285,280
3.2% 9/11/26	AUD	118,000	99,242
Land Niedersachsen 1.125% 9/12/33 (Reg. S)	EUR	70,000	91,314
Land Nordrhein-Westfalen:
0.5% 11/25/39 (Reg. S)	EUR	72,000	85,206
0.625% 7/21/31 (Reg. S)	EUR	24,000	29,780
0.8% 7/30/49 (Reg. S)	EUR	104,000	129,191
Landwirtschaftliche Rentenbank:
0.05% 12/18/29 (Reg. S)	EUR	42,000	50,036
0.875% 12/15/26 (Reg. S)	GBP	19,000	26,495
2.6% 3/23/27 (Reg. S)	AUD	60,000	48,847
NRW.BANK 1% 6/15/22 (Reg. S)	GBP	300,000	417,468
UniCredit Bank AG:
0.25% 1/15/32 (Reg. S)	EUR	39,000	46,481
0.85% 5/22/34 (Reg. S)	EUR	102,000	129,038
Volkswagen Financial Services AG:
1.5% 10/1/24 (Reg. S)	EUR	36,000	44,098
2.5% 4/6/23	EUR	35,000	43,056
3.375% 4/6/28 (Reg. S)	EUR	32,000	44,628

TOTAL GERMANY			4,615,702

Ireland - 0.1%
GE Capital European Funding 4.625% 2/22/27	EUR	100,000	146,335
Italy - 0.7%
Assicurazioni Generali SpA 5.5% 10/27/47 (Reg. S) (a)	EUR	100,000	143,363
Intesa Sanpaolo SpA:
0.875% 6/27/22 (Reg. S)	EUR	100,000	118,636
2.125% 5/26/25 (Reg. S)	EUR	323,000	406,399
Snam Rete Gas SpA 0% 5/12/24 (Reg. S)	EUR	110,000	129,603
UniCredit SpA 2.2% 7/22/27 (Reg. S) (a)	EUR	490,000	606,418

TOTAL ITALY			1,404,419

Japan - 0.1%
Takeda Pharmaceutical Co. Ltd. 2% 7/9/40	EUR	157,000	196,856
Luxembourg - 0.7%
CK Hutchison Group Telecom Finance SA 0.375% 10/17/23 (Reg. S)	EUR	887,000	1,049,183
DH Europe Finance II SARL 1.35% 9/18/39	EUR	192,000	229,189
Medtronic Global Holdings SCA 0.25% 7/2/25	EUR	100,000	118,612
Nestle Finance International Ltd. 1.25% 11/2/29 (Reg. S)	EUR	30,000	38,411

TOTAL LUXEMBOURG			1,435,395

Mexico - 0.3%
America Movil S.A.B. de CV:
0.75% 6/26/27	EUR	100,000	119,857
1.5% 3/10/24	EUR	100,000	122,144
2.125% 3/10/28	EUR	200,000	261,439
Petroleos Mexicanos 4.75% 2/26/29 (Reg. S)	EUR	100,000	113,679

TOTAL MEXICO			617,119

Multi-National - 0.1%
EUROFIMA 0.15% 10/10/34 (Reg. S)	EUR	191,000	216,616
Netherlands - 2.6%
ABN AMRO Bank NV:
0.375% 1/14/35 (Reg. S)	EUR	200,000	238,166
1.375% 1/12/37 (Reg. S)	EUR	200,000	272,107
Airbus Group NV 2.375% 6/9/40 (Reg. S)	EUR	166,000	219,912
Bank Nederlandse Gemeenten NV:
1% 6/17/22 (Reg. S)	GBP	262,000	364,663
1.25% 12/15/21	GBP	694,000	964,127
2.25% 8/30/22	EUR	140,000	170,669
3.3% 7/17/28 (Reg. S)	AUD	97,000	81,651
BAT Netherlands Finance BV 3.125% 4/7/28 (Reg. S)	EUR	100,000	133,622
BMV Finance NV:
0.125% 7/13/22 (Reg. S)	EUR	457,000	538,731
0.625% 10/6/23 (Reg. S)	EUR	32,000	38,261
1.5% 2/6/29 (Reg. S)	EUR	86,000	110,867
Daimler International Finance BV 1.375% 6/26/26 (Reg. S)	EUR	44,000	54,939
E.ON International Finance BV 1.5% 7/31/29 (Reg. S)	EUR	34,000	43,261
ENEL Finance International NV 0.375% 6/17/27 (Reg. S)	EUR	100,000	119,031
ING Groep NV:
2.125% 5/26/31 (Reg. S) (a)	EUR	400,000	496,169
3% 2/18/26 (Reg. S)	GBP	100,000	148,732
JAB Holdings BV 2.5% 6/25/29	EUR	100,000	132,972
Nederlandse Waterschapsbank NV 3.3% 5/2/29 (Reg. S)	AUD	40,000	33,586
Rabobank Nederland 1.25% 3/23/26 (Reg. S)	EUR	79,000	98,762
Schlumberger Finance BV 2% 5/6/32 (Reg. S)	EUR	230,000	306,190
Siemens Financieringsmaatschappij NV:
0.125% 9/5/29 (Reg. S)	EUR	24,000	27,973
1.75% 2/28/39 (Reg. S)	EUR	23,000	31,361
Volkswagen Financial Services AG 2.25% 4/12/25 (Reg. S)	GBP	26,000	37,132
Volkswagen International Finance NV:
1.125% 10/2/23 (Reg. S)	EUR	100,000	120,611
1.625% 1/16/30 (Reg. S)	EUR	45,000	56,662
4.125% 11/16/38 (Reg. S)	EUR	200,000	320,405

TOTAL NETHERLANDS			5,160,562

Norway - 1.1%
DNB Naeringskreditt A/S 0.375% 11/14/23 (Reg. S)	EUR	850,000	1,018,738
Eika BoligKreditt A/S 0.625% 10/28/21 (Reg. S)	EUR	135,000	159,347
Equinor ASA 1.375% 5/22/32 (Reg. S)	EUR	241,000	306,283
Kommunalbanken A/S 1.5% 12/15/23 (Reg. S)	GBP	100,000	142,121
Telenor ASA:
0% 9/25/23 (Reg. S)	EUR	253,000	298,229
0.75% 5/31/26 (Reg. S)	EUR	100,000	121,528
1.125% 5/31/29 (Reg. S)	EUR	157,000	195,916

TOTAL NORWAY			2,242,162

Spain - 1.2%
Abertis Infraestructuras SA 2.375% 9/27/27 (Reg. S)	EUR	400,000	515,279
Banco Bilbao Vizcaya Argentaria SA 2.575% 2/22/29 (Reg. S) (a)	EUR	100,000	123,436
Banco Santander SA:
1.375% 1/5/26 (Reg. S)	EUR	100,000	122,820
3.125% 1/19/27 (Reg. S)	EUR	100,000	132,524
CaixaBank SA 2.375% 2/1/24 (Reg. S)	EUR	800,000	997,611
Comunidad de Madrid 1.571% 4/30/29 (Reg. S)	EUR	316,000	409,661

TOTAL SPAIN			2,301,331

Sweden - 0.9%
Kommuninvest I Sverige AB:
0.75% 2/22/23 (Reg. S)	SEK	990,000	115,039
1% 11/12/26 (Reg. S)	SEK	830,000	97,961
Lansforsakringar Hypotek AB:
1.25% 9/17/25	SEK	400,000	47,758
1.5% 9/16/26 (Reg. S)	SEK	5,600,000	677,905
Nordea Hypotek AB 1% 9/17/25	SEK	1,700,000	200,893
Skandinaviska Enskilda Banken AB 0.75% 11/15/27 (Reg. S)	EUR	100,000	124,597
Stadshypotek AB 1.5% 3/1/24 (Reg. S)	SEK	1,000,000	119,320
Swedbank Hypotek AB:
0.45% 8/23/23 (Reg. S)	EUR	190,000	227,861
1% 9/18/24 (Reg. S)	SEK	800,000	94,379

TOTAL SWEDEN			1,705,713

Switzerland - 1.0%
Credit Suisse Group AG:
0.65% 1/14/28 (Reg. S) (a)	EUR	100,000	116,851
1.25% 7/17/25 (Reg. S) (a)	EUR	100,000	120,454
3.25% 4/2/26 (Reg. S) (a)	EUR	505,000	655,793
Pfandbrief Schweiz Hypo 0% 7/29/24 (Reg. S)	CHF	40,000	43,045
Pfandbriefbank Schweizerischer Hypothekarinstitute AG:
0.1% 12/3/31 (Reg. S)	CHF	195,000	206,836
0.5% 11/24/28 (Reg. S)	CHF	40,000	44,320
UBS Group AG 0.25% 1/29/26 (Reg. S) (a)	EUR	669,000	786,565

TOTAL SWITZERLAND			1,973,864

United Kingdom - 2.5%
Barclays PLC:
2% 2/7/28 (Reg. S) (a)	EUR	335,000	402,918
3.375% 4/2/25 (Reg. S) (a)	EUR	701,000	897,561
BP Capital Markets PLC 1.637% 6/26/29 (Reg. S)	EUR	100,000	127,268
HSBC Holdings PLC:
1.5% 12/4/24 (Reg. S) (a)	EUR	930,000	1,134,454
3% 7/22/28 (a)	GBP	110,000	162,721
LCR Finance PLC 5.1% 3/7/51	GBP	93,000	233,981
Lloyds Bank PLC 0.125% 9/23/29 (Reg. S)	EUR	100,000	117,977
Lloyds Banking Group PLC:
0.5% 11/12/25 (Reg. S) (a)	EUR	130,000	154,314
0.625% 1/15/24 (a)	EUR	100,000	118,567
2.25% 10/16/24	GBP	100,000	143,036
3.5% 4/1/26 (Reg. S) (a)	EUR	404,000	534,913
Royal Bank of Scotland Group PLC:
3 month EURIBOR + 1.080% 1.75% 3/2/26 (Reg. S) (a)(c)	EUR	110,000	136,105
3.622% 8/14/30 (Reg. S) (a)	GBP	411,000	603,261
Standard Chartered PLC 0.85% 1/27/28 (Reg. S) (a)	EUR	107,000	128,199

TOTAL UNITED KINGDOM			4,895,275

United States of America - 2.7%
Altria Group, Inc. 2.2% 6/15/27	EUR	398,000	503,555
AT&T, Inc.:
0.25% 3/4/26	EUR	100,000	117,524
2.9% 12/4/26	GBP	652,000	968,601
Citigroup, Inc. 2.75% 1/24/24	GBP	204,000	295,402
Fidelity National Information Services, Inc. 1.5% 5/21/27	EUR	417,000	519,788
Ford Motor Credit Co. LLC 2.33% 11/25/25	EUR	100,000	120,260
General Electric Co.:
0.875% 5/17/25	EUR	110,000	132,770
2.125% 5/17/37	EUR	110,000	138,558
Goldman Sachs Group, Inc.:
2% 11/1/28 (Reg. S)	EUR	51,000	66,133
3.125% 7/25/29 (Reg. S)	GBP	27,000	41,008
3.375% 3/27/25 (Reg. S)	EUR	488,000	644,379
IBM Corp. 0.5% 9/7/21	EUR	140,000	164,675
Philip Morris International, Inc. 1.45% 8/1/39	EUR	100,000	111,845
Procter & Gamble Co. 1.8% 5/3/29	GBP	381,000	549,451
Prologis LP 2.25% 6/30/29	GBP	154,000	223,619
Thermo Fisher Scientific, Inc.:
0.125% 3/1/25	EUR	100,000	117,799
1.875% 10/1/49	EUR	106,000	131,352
Verizon Communications, Inc. 3.375% 10/27/36	GBP	277,000	435,062
Wells Fargo & Co. 2.125% 9/24/31 (Reg. S)	GBP	110,000	152,676

TOTAL UNITED STATES OF AMERICA			5,434,457

TOTAL NONCONVERTIBLE BONDS
(Cost $50,998,443)			52,255,199

Government Obligations - 64.3%
Australia - 0.9%
Australian Commonwealth:
0.25% 11/21/24 (Reg. S)	AUD	57,000	43,158
0.25% 11/21/25 (Reg. S)	AUD	811,000	604,569
1.25% 5/21/32	AUD	140,000	99,460
1.75% 6/21/51 (Reg. S)	AUD	718,000	436,336
3% 3/21/47	AUD	122,000	98,545
3.25% 4/21/25 (Reg. S)	AUD	56,000	47,224
Queensland Treasury Corp.:
1.75% 8/21/31 (Reg. S) (b)	AUD	435,000	321,138
3.25% 7/21/28 (Reg. S) (b)	AUD	154,000	131,701
3.5% 8/21/30 (Reg. S) (b)	AUD	58,000	50,389

TOTAL AUSTRALIA			1,832,520

Austria - 1.1%
Austrian Republic:
0% 9/20/22 (Reg. S) (b)	EUR	41,000	48,531
0% 4/20/23 (Reg. S) (b)	EUR	156,000	185,366
0% 7/15/24 (Reg. S) (b)	EUR	179,000	214,120
0% 2/20/30 (Reg. S) (b)	EUR	162,000	192,745
0.5% 2/20/29 (Reg. S) (b)	EUR	677,000	842,723
0.75% 10/20/26 (Reg. S) (b)	EUR	70,000	87,801
0.75% 2/20/28 (Reg. S) (b)	EUR	65,000	82,170
0.75% 3/20/51 (Reg. S) (b)	EUR	246,000	305,643
1.2% 10/20/25 (Reg. S) (b)	EUR	77,000	97,671
2.4% 5/23/34(Reg. S) (b)	EUR	40,000	61,119
3.15% 6/20/44(Reg. S) (b)	EUR	10,000	18,987
4.15% 3/15/37 (b)	EUR	20,000	38,114

TOTAL AUSTRIA			2,174,990

Belgium - 1.8%
Belgian Kingdom:
0.1% 6/22/30 (Reg. S)	EUR	175,000	209,518
0.2% 10/22/23 (Reg. S) (b)	EUR	109,000	130,632
0.4% 6/22/40 (b)	EUR	327,000	376,004
0.5% 10/22/24 (Reg. S) (b)	EUR	124,000	151,209
0.8% 6/22/25 (Reg. S) (b)	EUR	105,000	130,363
0.8% 6/22/27 (b)	EUR	39,000	49,244
0.9% 6/22/29 (b)	EUR	1,373,000	1,759,967
1% 6/22/26 (Reg. S) (b)	EUR	71,000	89,856
1.25% 4/22/33 (Reg. S)	EUR	24,000	32,109
1.45% 6/22/37 (Reg. S) (b)	EUR	84,000	115,371
1.6% 6/22/47 (b)	EUR	30,000	42,483
1.7% 6/22/50 (b)	EUR	23,000	33,475
1.9% 6/22/38(Reg. S) (b)	EUR	101,000	148,010
3.75% 6/22/45(Reg. S)	EUR	20,000	39,764
4% 3/28/32	EUR	30,000	50,752
5.5% 3/28/28	EUR	40,000	66,425
Walloon Region 1.05% 6/22/40 (Reg. S)	EUR	100,000	121,811

TOTAL BELGIUM			3,546,993

Canada - 5.0%
Alberta Province:
0.5% 4/16/25 (Reg. S)	EUR	100,000	121,089
2.05% 6/1/30	CAD	260,000	203,852
2.55% 12/15/22	CAD	160,000	132,058
3.1% 6/1/50	CAD	231,000	188,015
Canada Housing Trust No. 1:
2.35% 6/15/23 (b)	CAD	585,000	485,591
2.55% 12/15/23 (b)	CAD	1,800,000	1,507,992
Canadian Government:
0.5% 12/1/30	CAD	531,000	382,462
1% 6/1/27	CAD	58,000	45,773
1.25% 11/1/21	CAD	170,000	136,130
1.25% 6/1/30	CAD	216,000	168,094
1.5% 8/1/21	CAD	20,000	15,986
1.5% 9/1/24	CAD	58,000	47,579
1.75% 3/1/23	CAD	340,000	278,225
2% 6/1/28	CAD	50,000	41,774
2% 12/1/51	CAD	54,000	43,203
Manitoba Province 3.2% 3/5/50	CAD	256,000	215,574
New Brunswick Province 3.05% 8/14/50	CAD	227,000	185,489
Newfoundland Province:
2.65% 10/17/50	CAD	167,000	120,339
3.3% 10/17/46	CAD	50,000	40,638
Ontario Province:
0.375% 6/14/24 (Reg. S)	EUR	100,000	120,219
0.375% 4/8/27 (Reg. S)	EUR	283,000	342,614
1.75% 9/8/25	CAD	401,000	326,158
2.05% 6/2/30	CAD	59,000	46,644
2.3% 9/8/24	CAD	53,000	44,199
2.4% 6/2/26	CAD	49,000	40,874
2.6% 9/8/23	CAD	1,796,000	1,500,039
2.65% 12/2/50	CAD	49,000	38,025
2.7% 6/2/29	CAD	1,703,000	1,431,607
2.8% 6/2/48	CAD	33,000	26,279
Province of British Columbia:
2.3% 6/18/26	CAD	210,000	174,858
2.95% 6/18/50	CAD	251,000	208,859
Province of Quebec:
1.9% 9/1/30	CAD	131,000	102,433
2.3% 9/1/29	CAD	1,179,000	963,605
3.5% 12/1/45	CAD	130,000	116,614
Saskatchewan Province 3.1% 6/2/50	CAD	193,000	160,147

TOTAL CANADA			10,003,037

Chile - 0.1%
Chilean Republic:
1.25% 1/29/40	EUR	114,000	133,855
1.875% 5/27/30	EUR	100,000	132,259

TOTAL CHILE			266,114

China - 5.9%
Peoples Republic of China:
3.25% 6/6/26	CNY	29,410,000	4,526,529
3.27% 11/19/30	CNY	15,440,000	2,367,470
3.86% 7/22/49	CNY	30,920,000	4,815,352

TOTAL CHINA			11,709,351

Colombia - 0.1%
Titulos de Tesoreria B 7.25% 10/18/34	COP	916,000,000	243,963
Croatia - 0.2%
Croatia Republic:
1.125% 6/19/29 (Reg. S)	EUR	151,000	182,113
2.7% 6/15/28	EUR	200,000	270,014

TOTAL CROATIA			452,127

Cyprus - 0.1%
Republic of Cyprus:
2.375% 9/25/28 (Reg. S)	EUR	84,000	114,514
2.75% 6/27/24 (Reg. S)	EUR	32,000	41,033
3.75% 7/26/23 (Reg. S)	EUR	44,000	56,418

TOTAL CYPRUS			211,965

Czech Republic - 0.4%
Czech Republic:
0.1% 4/17/22	CZK	7,310,000	326,796
0.45% 10/25/23	CZK	5,390,000	238,197
1.2% 3/13/31	CZK	3,160,000	132,177

TOTAL CZECH REPUBLIC			697,170

Denmark - 0.4%
Danish Kingdom:
0.25% 11/15/22 (Reg. S) (b)	DKK	554,000	88,369
0.5% 11/15/27	DKK	1,518,000	252,172
0.5% 11/15/29(Reg. S) (b)	DKK	3,008,000	500,547

TOTAL DENMARK			841,088

Finland - 0.5%
Finnish Government:
0% 9/15/23 (Reg. S) (b)	EUR	209,000	249,017
0% 9/15/24 (b)	EUR	84,000	100,680
0.5% 4/15/26 (Reg. S) (b)	EUR	44,000	54,345
0.5% 9/15/28 (Reg. S) (b)	EUR	400,000	498,701
1.125% 4/15/34 (Reg. S) (b)	EUR	82,000	109,196
2.625% 7/4/42 (b)	EUR	20,000	34,543

TOTAL FINLAND			1,046,482

France - 4.8%
French Government:
0% 2/25/22(Reg. S)	EUR	510,000	601,461
0% 2/25/23 (Reg. S)	EUR	455,000	540,308
0% 3/25/24(Reg. S)	EUR	268,000	320,191
0% 3/25/25(Reg. S)	EUR	1,375,000	1,649,388
0% 2/25/26 (Reg. S)	EUR	191,000	229,393
0% 11/25/29 (Reg. S)	EUR	194,000	230,471
0% 11/25/30 (Reg. S)	EUR	165,000	194,463
0.25% 11/25/26(Reg. S)	EUR	118,000	143,832
0.5% 5/25/25	EUR	182,000	222,961
0.5% 5/25/26	EUR	33,000	40,681
0.5% 5/25/29 (Reg. S)	EUR	75,000	93,010
0.5% 5/25/40 (Reg. S) (b)	EUR	2,652,000	3,110,436
0.75% 5/25/28 (Reg. S)	EUR	32,000	40,373
0.75% 5/25/52 (Reg. S) (b)	EUR	326,000	376,214
1% 11/25/25(Reg. S)	EUR	36,000	45,257
1% 5/25/27	EUR	122,000	155,473
1.25% 5/25/34(Reg. S)	EUR	137,000	182,719
1.25% 5/25/36(Reg. S) (b)	EUR	201,000	268,628
1.5% 5/25/31(Reg. S)	EUR	182,000	246,606
1.5% 5/25/50 (Reg. S) (b)	EUR	139,000	194,497
1.75% 6/25/39 (Reg. S) (b)	EUR	221,000	320,012
1.75% 5/25/66 (b)	EUR	33,000	50,736
2% 5/25/48 (b)	EUR	124,000	191,930
4.75% 4/25/35	EUR	100,000	191,482

TOTAL FRANCE			9,640,522

Germany - 3.8%
German Federal Republic:
0% 4/8/22(Reg. S)	EUR	74,000	87,356
0% 10/10/25 (Reg. S)	EUR	841,000	1,016,378
0% 8/15/26(Reg. S)	EUR	57,000	69,142
0% 11/15/27 (Reg. S)	EUR	2,811,000	3,415,627
0% 8/15/29(Reg. S)	EUR	31,000	37,642
0% 2/15/30 (Reg. S)	EUR	58,000	70,343
0% 5/15/35 (Reg. S)	EUR	1,034,000	1,222,260
0% 8/15/50	EUR	523,000	569,500
0.5% 2/15/26(Reg. S)	EUR	474,000	587,766
1.25% 8/15/48	EUR	185,000	276,611
2.5% 7/4/44	EUR	20,000	36,370
4% 1/4/37	EUR	40,000	77,208
4.75% 7/4/40	EUR	20,000	44,923

TOTAL GERMANY			7,511,126

Hungary - 0.3%
Hungarian Republic:
1% 11/26/25	HUF	30,380,000	95,346
1.5% 8/23/23	HUF	63,350,000	206,932
1.625% 4/28/32 (Reg. S)	EUR	246,000	309,399
2.5% 10/24/24	HUF	11,820,000	39,628
3% 6/26/24	HUF	7,530,000	25,580

TOTAL HUNGARY			676,885

Indonesia - 0.6%
Indonesian Republic:
2.15% 7/18/24 (Reg. S)	EUR	129,000	160,260
2.625% 6/14/23	EUR	100,000	123,485
6.375% 4/15/42	IDR	900,000,000	52,595
6.5% 6/15/25	IDR	717,000,000	50,573
6.5% 2/15/31	IDR	1,409,000,000	95,261
7% 9/15/30	IDR	1,979,000,000	138,511
7.5% 4/15/40	IDR	5,579,000,000	385,130
8.125% 5/15/24	IDR	1,101,000,000	81,372
8.375% 4/15/39	IDR	1,794,000,000	131,804

TOTAL INDONESIA			1,218,991

Ireland - 0.6%
Irish Republic:
0% 10/18/22 (Reg. S)	EUR	40,000	47,340
0.2% 10/18/30 (Reg. S)	EUR	86,000	103,051
0.9% 5/15/28 (Reg. S)	EUR	32,000	40,713
1% 5/15/26(Reg. S)	EUR	188,000	237,082
1.1% 5/15/29 (Reg. S)	EUR	434,000	561,767
1.5% 5/15/50 (Reg. S)	EUR	105,000	146,983
3.4% 3/18/24 (Reg.S)	EUR	28,000	36,711

TOTAL IRELAND			1,173,647

Israel - 0.4%
Israeli State:
1% 3/31/30	ILS	1,067,000	316,571
1.5% 11/30/23	ILS	402,000	124,455
1.5% 1/16/29 (Reg. S)	EUR	335,000	429,221
3.75% 3/31/47	ILS	30,000	11,732

TOTAL ISRAEL			881,979

Italy - 5.9%
Buoni del Tesoro Poliennali:
0.05% 4/15/21	EUR	65,000	76,232
0.05% 1/15/23 (b)	EUR	652,000	770,538
0.35% 2/1/25	EUR	32,000	38,225
0.85% 1/15/27 (Reg. S) (b)	EUR	81,000	98,845
0.95% 8/1/30 (Reg. S)	EUR	142,000	172,042
1% 7/15/22 (Reg. S)	EUR	335,000	399,935
1.35% 4/1/30 (Reg. S)	EUR	96,000	120,511
1.45% 5/15/25	EUR	80,000	99,771
1.6% 6/1/26	EUR	179,000	226,680
1.65% 3/1/32 (b)	EUR	575,000	737,754
1.7% 9/1/51 (Reg. S) (b)	EUR	167,000	198,073
1.75% 7/1/24(Reg. S)	EUR	185,000	230,774
1.8% 3/1/41 (Reg. S) (b)	EUR	336,000	423,382
2.05% 8/1/27	EUR	32,000	41,850
2.25% 9/1/36 (Reg. S) (b)	EUR	143,000	195,460
2.3% 10/15/21	EUR	130,000	154,677
2.45% 9/1/33 (b)	EUR	123,000	170,558
2.45% 9/1/50 (Reg. S) (b)	EUR	77,000	107,319
2.5% 12/1/24	EUR	90,000	115,802
2.5% 11/15/25	EUR	1,155,000	1,513,212
2.7% 3/1/47 (b)	EUR	116,000	169,094
3% 8/1/29	EUR	2,038,000	2,883,442
3.1% 3/1/40 (Reg. S) (b)	EUR	212,000	323,079
3.75% 9/1/24	EUR	80,000	106,472
3.85% 9/1/49 (b)	EUR	416,000	736,311
Italian Republic:
0% 5/30/22	EUR	807,000	950,624
1.45% 3/1/36 (Reg. S) (b)	EUR	323,000	399,168
4.5% 3/1/26 (b)	EUR	50,000	71,557
5% 3/1/25 (b)	EUR	80,000	112,654
5% 8/1/34 (b)	EUR	20,000	35,316
5% 8/1/39 (b)	EUR	20,000	37,859
6.5% 11/1/27	EUR	50,000	82,464

TOTAL ITALY			11,799,680

Japan - 13.5%
Japan Government:
, yield at date of purchase -0.1508% to 0.415% 5/1/22 to 9/20/40	JPY	82,050,000	741,278
0.1% 12/20/21	JPY	9,350,000	84,573
0.1% 6/1/22	JPY	129,000,000	1,168,031
0.1% 8/1/22	JPY	64,600,000	585,149
0.1% 9/20/22	JPY	31,100,000	281,772
0.1% 3/20/23	JPY	192,700,000	1,748,092
0.1% 6/20/23	JPY	4,350,000	39,487
0.1% 9/20/23	JPY	14,600,000	132,616
0.1% 6/20/24	JPY	34,600,000	314,820
0.1% 9/20/24	JPY	5,600,000	50,969
0.1% 12/20/24	JPY	4,300,000	39,156
0.1% 3/20/26	JPY	19,900,000	181,378
0.1% 6/20/26	JPY	17,550,000	159,967
0.1% 9/20/26	JPY	20,350,000	185,491
0.1% 12/20/26	JPY	9,700,000	88,458
0.1% 3/20/27	JPY	13,300,000	121,262
0.1% 9/20/27	JPY	9,750,000	88,869
0.1% 12/20/27	JPY	7,850,000	71,547
0.1% 3/20/28	JPY	4,750,000	43,292
0.1% 6/20/28	JPY	6,750,000	61,468
0.1% 12/20/28	JPY	4,300,000	39,119
0.1% 3/20/29	JPY	11,450,000	104,140
0.1% 6/20/29	JPY	3,900,000	35,450
0.1% 9/20/29	JPY	636,700,000	5,784,265
0.1% 12/20/29	JPY	7,900,000	71,707
0.1% 3/20/30	JPY	15,400,000	139,679
0.1% 6/20/30	JPY	58,500,000	530,270
0.1% 9/20/30	JPY	210,300,000	1,903,763
0.2% 6/20/36	JPY	100,850,000	894,111
0.3% 12/20/24	JPY	7,650,000	70,166
0.3% 12/20/25	JPY	37,150,000	341,817
0.3% 6/20/39	JPY	35,550,000	313,383
0.3% 9/20/39	JPY	36,750,000	323,307
0.3% 12/20/39	JPY	27,300,000	239,737
0.3% 6/20/46	JPY	69,100,000	581,476
0.4% 6/20/25	JPY	12,550,000	115,788
0.4% 9/20/25	JPY	44,650,000	412,357
0.4% 3/20/36	JPY	28,300,000	259,003
0.4% 3/20/40	JPY	51,800,000	462,647
0.4% 6/20/40	JPY	10,450,000	93,205
0.4% 6/20/49	JPY	9,150,000	77,352
0.4% 9/20/49	JPY	5,450,000	45,995
0.4% 3/20/50	JPY	35,400,000	298,303
0.4% 3/20/56	JPY	132,650,000	1,092,612
0.5% 9/20/36	JPY	37,400,000	346,448
0.5% 12/20/38	JPY	15,550,000	142,465
0.5% 9/20/46	JPY	15,100,000	133,316
0.5% 3/20/49	JPY	10,450,000	90,931
0.5% 3/20/59	JPY	6,350,000	53,692
0.6% 12/20/36	JPY	12,050,000	113,190
0.6% 6/20/37	JPY	3,900,000	36,553
0.6% 12/20/37	JPY	6,700,000	62,665
0.6% 6/20/50	JPY	15,150,000	134,468
0.7% 9/20/38	JPY	143,050,000	1,355,955
0.7% 6/20/48	JPY	13,100,000	120,527
0.7% 12/20/48	JPY	10,800,000	99,137
0.8% 9/20/22	JPY	30,850,000	282,363
0.8% 9/20/47	JPY	10,200,000	96,271
0.9% 9/20/48	JPY	249,150,000	2,401,088
1% 12/20/35	JPY	18,450,000	183,435
1.2% 3/20/35	JPY	19,650,000	200,106
1.4% 3/20/55	JPY	5,500,000	60,379
1.6% 6/20/30	JPY	4,600,000	47,414
1.6% 3/20/33	JPY	4,300,000	45,345
1.6% 12/20/33	JPY	33,050,000	350,257
1.7% 12/20/22	JPY	28,850,000	268,656

TOTAL JAPAN			27,041,988

Korea (South) - 4.0%
Korean Republic:
1.125% 9/10/25	KRW	359,480,000	312,777
1.125% 9/10/39	KRW	321,370,000	239,400
1.25% 12/10/22	KRW	164,870,000	147,071
1.375% 9/10/24	KRW	836,330,000	742,284
1.375% 12/10/29	KRW	41,420,000	35,006
1.375% 6/10/30	KRW	368,030,000	309,211
1.5% 12/10/26	KRW	32,000,000	28,028
1.5% 9/10/40	KRW	260,680,000	206,119
1.625% 6/10/22	KRW	703,200,000	629,884
1.875% 3/10/22	KRW	28,940,000	25,942
2% 9/10/22	KRW	672,950,000	606,597
2% 3/10/49	KRW	381,850,000	327,700
2.125% 3/10/47	KRW	29,200,000	25,702
2.25% 6/10/21	KRW	92,610,000	82,413
2.25% 9/10/23	KRW	448,940,000	409,059
2.375% 3/10/23	KRW	3,307,180,000	3,014,050
2.375% 12/10/27	KRW	50,660,000	46,583
2.375% 12/10/28	KRW	514,930,000	473,033
2.375% 9/10/38	KRW	26,620,000	24,272
2.625% 6/10/28	KRW	121,650,000	113,673
2.625% 3/10/48	KRW	48,020,000	46,627
3% 3/10/23	KRW	160,920,000	148,371
3.375% 9/10/23	KRW	41,520,000	38,831

TOTAL KOREA (SOUTH)			8,032,633

Latvia - 0.1%
Latvian Republic 1.375% 9/23/25 (Reg. S)	EUR	100,000	126,306
Lithuania - 0.1%
Lithuanian Republic:
0.5% 6/19/29 (Reg. S)	EUR	32,000	39,051
2.125% 10/22/35 (Reg. S)	EUR	57,000	84,647

TOTAL LITHUANIA			123,698

Luxembourg - 0.0%
Grand Duchy of Luxembourg 0% 4/28/25 (Reg. S)	EUR	35,000	41,941
Malaysia - 0.5%
Malaysian Government:
3.478% 6/14/24	MYR	170,000	42,408
3.729% 3/31/22	MYR	1,277,000	313,649
3.757% 5/22/40	MYR	1,059,000	238,665
3.9% 11/30/26	MYR	152,000	38,734
3.906% 7/15/26	MYR	171,000	43,477
4.059% 9/30/24	MYR	219,000	55,654
4.119% 11/30/34	MYR	416,000	100,388
4.128% 8/15/25	MYR	405,000	103,747
4.736% 3/15/46	MYR	90,000	22,619
4.921% 7/6/48	MYR	50,000	12,799
4.935% 9/30/43	MYR	150,000	38,696

TOTAL MALAYSIA			1,010,836

Mexico - 1.0%
United Mexican States:
1.125% 1/17/30	EUR	100,000	113,715
2.875% 4/8/39	EUR	185,000	221,153
5.75% 3/5/26	MXN	1,481,000	71,914
6.75% 3/9/23	MXN	789,000	39,917
7.25% 12/9/21	MXN	11,022,200	549,202
8% 9/5/24	MXN	17,600,000	924,851
8% 11/7/47	MXN	2,772,000	139,010

TOTAL MEXICO			2,059,762

Netherlands - 1.2%
Dutch Government:
0% 1/15/27 (Reg. S) (b)	EUR	35,000	42,245
0% 7/15/30 (Reg. S) (b)	EUR	168,000	201,478
0% 1/15/52 (Reg. S) (b)	EUR	104,000	110,159
0.25% 7/15/25 (b)	EUR	91,000	110,787
0.25% 7/15/29(Reg. S) (b)	EUR	1,104,000	1,356,494
0.5% 7/15/26(Reg. S) (b)	EUR	32,000	39,667
0.5% 1/15/40 (Reg. S) (b)	EUR	166,000	206,697
0.75% 7/15/27 (Reg. S) (b)	EUR	106,000	134,052
2.5% 1/15/33 (b)	EUR	80,000	122,745
4% 1/15/37 (b)	EUR	30,000	57,053

TOTAL NETHERLANDS			2,381,377

New Zealand - 0.3%
New Zealand Government:
0.5% 5/15/24	NZD	318,000	222,096
1.5% 5/15/31	NZD	181,000	122,662
1.75% 5/15/41	NZD	152,000	91,149
2.75% 4/15/25	NZD	140,000	105,631

TOTAL NEW ZEALAND			541,538

Norway - 0.1%
Norway Government Bond:
1.375% 8/19/30 (Reg. S) (b)	NOK	1,001,000	116,093
1.5% 2/19/26 (Reg. S) (b)	NOK	295,000	35,192
1.75% 2/17/27 (Reg. S) (b)	NOK	884,000	106,651

TOTAL NORWAY			257,936

Peru - 0.2%
Peruvian Republic:
5.94% 2/12/29	PEN	362,000	109,657
6.15% 8/12/32	PEN	684,000	197,947

TOTAL PERU			307,604

Poland - 0.6%
Polish Government:
0% 2/10/25 (Reg. S)	EUR	41,000	48,516
1% 3/7/29 (Reg. S)	EUR	309,000	390,674
1.25% 10/25/30	PLN	396,000	97,428
2% 3/8/49 (Reg. S)	EUR	17,000	25,861
2.5% 1/25/23	PLN	140,000	37,002
2.5% 4/25/24	PLN	1,910,000	514,896
4% 10/25/23	PLN	97,000	26,926
4% 4/25/47	PLN	96,000	32,916

TOTAL POLAND			1,174,219

Portugal - 0.6%
Portugal Obrigacoes Do Tesouro:
0.9% 10/12/35 (Reg. S) (b)	EUR	84,000	102,073
1.95% 6/15/29 (Reg. S) (b)	EUR	458,000	619,770
2.875% 10/15/25 (Reg. S) (b)	EUR	22,000	29,622
2.875% 7/21/26(Reg. S) (b)	EUR	196,000	268,648
Portuguese Republic 2.25% 4/18/34 (b)	EUR	108,000	154,372

TOTAL PORTUGAL			1,174,485

Romania - 0.0%
Romanian Republic:
2.875% 5/26/28 (Reg. S)	EUR	32,000	41,490
4.125% 3/11/39	EUR	35,000	47,945

TOTAL ROMANIA			89,435

Russia - 0.3%
Ministry of Finance of the Russian Federation:
6.5% 2/28/24	RUB	2,875,000	38,470
7.05% 1/19/28	RUB	3,503,000	46,855
7.25% 5/10/34	RUB	7,600,000	102,099
7.6% 7/20/22	RUB	4,237,000	57,630
7.65% 4/10/30	RUB	29,590,000	410,073
7.7% 3/23/33	RUB	2,462,000	34,299

TOTAL RUSSIA			689,426

Saudi Arabia - 0.1%
Kingdom of Saudi Arabia 2% 7/9/39 (Reg. S)	EUR	163,000	198,557
Singapore - 0.3%
Republic of Singapore:
2% 2/1/24	SGD	147,000	113,353
2.125% 6/1/26	SGD	271,000	211,893
2.25% 8/1/36	SGD	50,000	38,093
2.375% 7/1/39	SGD	191,000	148,099
2.75% 3/1/46	SGD	20,000	16,630

TOTAL SINGAPORE			528,068

Slovakia - 0.3%
Slovakia Republic:
0% 11/13/23	EUR	50,000	59,429
0.25% 5/14/25 (Reg. S)	EUR	84,000	101,642
1% 10/9/30 (Reg. S)	EUR	110,000	141,913
1.625% 1/21/31 (Reg. S)	EUR	117,000	160,539
3% 2/28/23 (Reg. S)	EUR	52,000	65,137

TOTAL SLOVAKIA			528,660

Slovenia - 0.2%
Republic of Slovenia:
1.1875% 3/14/29 (Reg. S)	EUR	110,000	142,909
1.25% 3/22/27 (Reg. S)	EUR	84,000	108,057
2.125% 7/28/25 (Reg. S)	EUR	64,000	83,734

TOTAL SLOVENIA			334,700

Spain - 3.7%
Spanish Kingdom:
0% 4/30/23	EUR	32,000	37,905
0.25% 7/30/24(Reg. S) (b)	EUR	148,000	177,465
0.35% 7/30/23	EUR	179,000	214,020
0.45% 10/31/22	EUR	23,000	27,396
0.5% 4/30/30 (Reg. S) (b)	EUR	143,000	172,022
0.6% 10/31/29 (Reg. S) (b)	EUR	32,000	38,949
0.8% 7/30/27 (Reg. S) (b)	EUR	85,000	105,374
1% 10/31/50 (Reg. S) (b)	EUR	320,000	351,307
1.2% 10/31/40 (Reg. S) (b)	EUR	84,000	102,481
1.25% 10/31/30 (Reg. S) (b)	EUR	457,000	585,374
1.4% 4/30/28 (Reg. S) (b)	EUR	100,000	129,053
1.45% 10/31/27 (b)	EUR	100,000	129,074
1.45% 4/30/29 (Reg. S) (b)	EUR	2,826,000	3,673,619
1.5% 4/30/27 (Reg. S) (b)	EUR	157,000	202,783
1.6% 4/30/25 (b)	EUR	243,000	307,979
1.85% 7/30/35 (Reg. S) (b)	EUR	272,000	370,029
1.95% 4/30/26 (Reg. S) (b)	EUR	40,000	52,224
1.95% 7/30/30 (Reg. S) (b)	EUR	26,000	35,326
2.15% 10/31/25 (Reg. S) (b)	EUR	44,000	57,495
2.35% 7/30/33 (Reg. S) (b)	EUR	70,000	100,029
2.7% 10/31/48 (b)	EUR	189,000	299,726
5.15% 10/31/28 (b)	EUR	80,000	130,048

TOTAL SPAIN			7,299,678

Sweden - 0.0%
Sweden Kingdom 0.75% 11/12/29 (b)	SEK	265,000	31,534
Switzerland - 0.5%
Switzerland Confederation:
0% 6/22/29 (Reg. S)	CHF	375,000	410,097
0% 6/26/34 (Reg. S)	CHF	24,000	25,826
0% 7/24/39 (Reg. S)	CHF	383,000	407,172
1.25% 5/28/26	CHF	35,000	40,559
2% 4/28/21 (Reg. S)	CHF	25,000	26,496
3.5% 4/8/33	CHF	45,000	68,816

TOTAL SWITZERLAND			978,966

Thailand - 0.6%
Kingdom of Thailand:
1.45% 12/17/24	THB	2,455,000	80,322
1.6% 12/17/29	THB	4,153,000	130,556
1.6% 6/17/35	THB	3,108,000	90,587
2.125% 12/17/26	THB	3,013,000	100,938
2.4% 12/17/23	THB	6,969,000	233,522
3.3% 6/17/38	THB	9,866,000	346,513
3.65% 6/20/31	THB	2,464,000	90,789
3.775% 6/25/32	THB	1,580,000	58,836
3.85% 12/12/25	THB	1,091,000	39,374

TOTAL THAILAND			1,171,437

United Kingdom - 3.2%
United Kingdom, Great Britain and Northern Ireland:
0.125% 1/31/23 (Reg. S)	GBP	501,000	691,031
0.25% 7/31/31 (Reg. S)	GBP	101,000	129,669
0.375% 10/22/30 (Reg. S)	GBP	371,000	488,061
0.625% 6/7/25	GBP	34,000	47,549
0.625% 7/31/35 (Reg. S)	GBP	77,000	97,990
0.625% 10/22/50 (Reg. S)	GBP	387,000	435,280
1% 4/22/24(Reg. S)	GBP	144,000	203,594
1.25% 7/22/27	GBP	42,000	60,467
1.25% 10/22/41 (Reg. S)	GBP	1,666,076	2,255,071
1.5% 7/22/47	GBP	120,000	169,538
1.625% 10/22/54 (Reg. S)	GBP	180,000	265,707
1.75% 9/7/37 (Reg. S)	GBP	227,000	336,037
1.75% 1/22/49(Reg. S)	GBP	742,000	1,110,256
4.25% 9/7/39	GBP	13,000	26,720
4.25% 12/7/40	GBP	19,000	39,610
4.25% 12/7/55	GBP	30,000	74,930

TOTAL UNITED KINGDOM			6,431,510

TOTAL GOVERNMENT OBLIGATIONS
(Cost $129,934,393)			128,484,924

Supranational Obligations - 4.4%
African Development Bank:
0.125% 10/7/26	EUR	41,000	49,100
0.875% 5/24/28	EUR	87,000	109,307
Asian Development Bank:
0.2% 5/25/23	EUR	130,000	154,829
1.125% 12/15/25	GBP	32,000	45,337
1.375% 3/7/25	GBP	25,000	35,690
2.45% 1/17/24	AUD	65,000	52,098
3.3% 8/8/28	AUD	55,000	46,634
Council of Europe Development Bank:
0% 4/9/27 (Reg. S)	EUR	33,000	39,559
0.125% 5/25/23	EUR	23,000	27,391
0.375% 10/27/22 (Reg. S)	EUR	49,000	58,332
0.625% 6/15/22 (Reg. S)	GBP	188,000	260,519
1.125% 12/15/21 (Reg. S)	GBP	91,000	126,343
European Financial Stability Facility:
0% 11/17/22 (Reg. S)	EUR	79,000	93,651
0.05% 10/17/29 (Reg. S)	EUR	23,000	27,435
0.7% 1/20/50 (Reg. S)	EUR	92,000	112,753
0.75% 5/3/27 (Reg. S)	EUR	43,000	53,805
0.875% 4/10/35 (Reg. S)	EUR	610,000	780,268
1.45% 9/5/40 (Reg. S)	EUR	23,000	32,052
European Investment Bank:
0% 9/9/30 (Reg. S)	EUR	109,000	129,174
0.05% 10/13/34 (Reg. S)	EUR	457,000	526,216
0.375% 7/16/25	EUR	577,000	702,930
0.375% 4/14/26 (Reg. S)	EUR	413,000	505,269
0.875% 12/15/23 (Reg. S)	GBP	145,000	203,165
1% 9/21/26 (Reg. S)	GBP	226,000	317,711
1.375% 3/7/25 (Reg. S)	GBP	61,000	87,101
1.5% 1/26/24	NOK	740,000	87,761
1.75% 7/30/24 (Reg. S)	CAD	69,000	56,702
1.75% 11/12/26 (Reg. S)	SEK	240,000	29,435
2.375% 1/18/23 (Reg. S)	CAD	294,000	242,206
2.7% 1/12/23	AUD	72,000	57,038
3% 9/28/22	EUR	220,000	272,110
European Stability Mechanism:
0% 1/17/22 (Reg. S)	EUR	39,000	45,958
0.01% 3/4/30	EUR	35,000	41,583
0.75% 9/5/28 (Reg. S)	EUR	48,000	60,537
0.875% 7/18/42 (Reg. S)	EUR	34,000	43,164
1.125% 5/3/32 (Reg. S)	EUR	47,000	61,641
1.2% 5/23/33 (Reg. S)	EUR	37,000	49,054
European Union:
0% 11/4/25 (Reg. S)	EUR	797,000	956,563
0.1% 10/4/40 (Reg. S)	EUR	135,000	149,713
1.125% 4/4/36 (Reg. S)	EUR	94,000	124,530
Inter-American Development Bank:
1.25% 12/15/25	GBP	308,000	438,701
3.15% 6/26/29	AUD	120,000	100,336
International Bank for Reconstruction & Development:
1% 12/19/22	GBP	19,000	26,564
1% 12/21/29	GBP	248,000	341,625
1.2% 8/8/34	EUR	23,000	30,261
1.8% 7/26/24	CAD	87,000	71,537
2.2% 2/27/24	AUD	207,000	165,096
2.25% 1/17/23	CAD	93,000	76,556
2.5% 8/3/23	CAD	68,000	56,426
2.8% 1/12/22	AUD	89,000	68,982
International Finance Corp.:
1.375% 9/13/24	CAD	196,000	158,985
2.8% 8/15/22	AUD	469,000	368,964
3.15% 6/26/29 (Reg. S)	AUD	90,000	75,474
Nordic Investment Bank 1.125% 12/15/23 (Reg. S)	GBP	40,000	56,374
TOTAL SUPRANATIONAL OBLIGATIONS
(Cost $8,668,229)			8,890,545
		Shares	Value

Money Market Funds - 0.4%
Fidelity Cash Central Fund 0.06% (d)
(Cost $812,151)		811,988	812,151
TOTAL INVESTMENT IN SECURITIES - 95.3%
(Cost $190,413,216)			190,442,819
NET OTHER ASSETS (LIABILITIES) - 4.7%			9,334,527
NET ASSETS - 100%			$199,777,346

Forward Foreign Currency Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/(Depreciation)
NZD	142,639	USD	99,843	JPMorgan Chase Bank	4/1/21	$(224)
CAD	243,830	USD	194,020	State Street Bank And Trust Co	4/5/21	5
GBP	340,067	USD	469,514	State Street Bank And Trust Co	4/6/21	(696)
USD	27,739	CZK	615,930	State Street Bank And Trust Co	4/6/21	65
USD	835,776	EUR	711,099	Bank Of America NA	4/6/21	1,853
USD	2,369,887	JPY	262,034,646	BNP Paribas	4/6/21	3,326
USD	38,596	MXN	788,885	State Street Bank And Trust Co	4/6/21	4
CAD	446,000	USD	350,792	Citibank NA	5/25/21	4,130
CAD	344,000	USD	272,840	JPMorgan Chase Bank	5/25/21	911
CNY	2,172,000	USD	329,685	Goldman Sachs Bank USA	5/25/21	509
CZK	924,000	USD	41,616	State Street Bank And Trust Co	5/25/21	(97)
EUR	747,000	USD	878,856	Bank Of America NA	5/25/21	(1,913)
EUR	1,050,000	USD	1,269,365	JPMorgan Chase Bank	5/25/21	(36,714)
GBP	521,000	USD	726,194	Royal Bank Of Canada	5/25/21	(7,833)
JPY	232,050,000	USD	2,099,602	BNP Paribas	5/25/21	(2,859)
JPY	37,300,000	USD	350,372	State Street Bank And Trust Co	5/25/21	(13,339)
MXN	2,097,000	USD	102,048	State Street Bank And Trust Co	5/25/21	(26)
USD	5,786,475	AUD	7,450,000	State Street Bank And Trust Co	5/25/21	126,499
USD	29,264	AUD	38,000	State Street Bank And Trust Co	5/25/21	394
USD	56,745	AUD	73,000	State Street Bank And Trust Co	5/25/21	1,285
USD	1,237,219	CAD	1,564,000	BNP Paribas	5/25/21	(7,393)
USD	392,902	CAD	498,000	Bank Of America NA	5/25/21	(3,400)
USD	10,818,316	CAD	13,721,000	State Street Bank And Trust Co	5/25/21	(100,686)
USD	53,315	CAD	67,000	State Street Bank And Trust Co	5/25/21	(3)
USD	1,273,421	CHF	1,133,000	State Street Bank And Trust Co	5/25/21	73,010
USD	65,034	CHF	59,000	State Street Bank And Trust Co	5/25/21	2,524
USD	579,070	CNY	3,791,000	BNP Paribas	5/25/21	2,750
USD	14,547,134	CNY	94,520,000	Citibank NA	5/25/21	177,892
USD	951,207	CNY	6,193,000	Citibank NA	5/25/21	9,727
USD	292,761	COP	1,036,200,000	JPMorgan Chase Bank	5/25/21	10,098
USD	772,720	CZK	16,455,000	State Street Bank And Trust Co	5/25/21	33,329
USD	887,505	DKK	5,440,000	State Street Bank And Trust Co	5/25/21	29,161
USD	335,271	EUR	275,000	BNP Paribas	5/25/21	12,434
USD	1,111,398	EUR	921,000	Bank Of America NA	5/25/21	30,187
USD	354,787	EUR	293,000	JPMorgan Chase Bank	5/25/21	10,819
USD	48,991	EUR	41,000	JPMorgan Chase Bank	5/25/21	859
USD	94,460,245	EUR	77,835,000	State Street Bank And Trust Co	5/25/21	3,085,587
USD	608,151	EUR	510,000	State Street Bank And Trust Co	5/25/21	9,435
USD	510,140	EUR	433,000	State Street Bank And Trust Co	5/25/21	1,818
USD	129,497	GBP	93,000	Bank Of America NA	5/25/21	1,267
USD	15,987,028	GBP	11,485,000	JPMorgan Chase Bank	5/25/21	151,357
USD	400,399	GBP	288,000	JPMorgan Chase Bank	5/25/21	3,300
USD	268,714	GBP	193,000	Royal Bank Of Canada	5/25/21	2,603
USD	6,990	GBP	5,000	State Street Bank And Trust Co	5/25/21	96
USD	466,728	GBP	338,000	State Street Bank And Trust Co	5/25/21	689
USD	390,972	HUF	116,028,000	State Street Bank And Trust Co	5/25/21	15,522
USD	939,513	IDR	13,281,900,000	JPMorgan Chase Bank	5/25/21	28,667
USD	480,514	ILS	1,555,000	State Street Bank And Trust Co	5/25/21	15,107
USD	152,112	JPY	16,550,000	Bank Of America NA	5/25/21	2,570
USD	29,862,662	JPY	3,158,750,000	JPMorgan Chase Bank	5/25/21	1,321,031
USD	256,208	JPY	26,900,000	JPMorgan Chase Bank	5/25/21	13,146
USD	23,439	JPY	2,500,000	JPMorgan Chase Bank	5/25/21	850
USD	413,183	JPY	44,800,000	JPMorgan Chase Bank	5/25/21	8,382
USD	169,188	JPY	18,050,000	Royal Bank Of Canada	5/25/21	6,093
USD	8,344,058	KRW	9,232,700,000	JPMorgan Chase Bank	5/25/21	156,666
USD	1,858,241	MXN	37,857,000	State Street Bank And Trust Co	5/25/21	16,431
USD	1,094,661	MYR	4,429,000	Goldman Sachs Bank USA	5/25/21	28,396
USD	97,003	NOK	829,000	Bank Of America NA	5/25/21	81
USD	300,423	NOK	2,534,000	Royal Bank Of Canada	5/25/21	4,163
USD	79,080	NZD	113,000	JPMorgan Chase Bank	5/25/21	169
USD	477,495	NZD	662,000	State Street Bank And Trust Co	5/25/21	15,207
USD	345,280	PEN	1,262,000	JPMorgan Chase Bank	5/25/21	8,163
USD	780,899	PLN	2,896,000	State Street Bank And Trust Co	5/25/21	47,922
USD	750,176	RUB	55,872,000	JPMorgan Chase Bank	5/25/21	15,943
USD	85,634	SEK	721,000	Bank Of America NA	5/25/21	3,040
USD	1,450,393	SEK	12,016,000	Royal Bank Of Canada	5/25/21	73,893
USD	568,128	SGD	754,000	State Street Bank And Trust Co	5/25/21	7,763
USD	1,297,069	THB	38,938,000	JPMorgan Chase Bank	5/25/21	51,704
TOTAL FORWARD FOREIGN CURRENCY CONTRACTS						$5,453,649
					Unrealized Appreciation	5,628,832
					Unrealized Depreciation	(175,183)

Currency Abbreviations

AUD – Australian dollar

CAD – Canadian dollar

CHF – Swiss franc

CNY – Chinese yuan

COP – Colombian peso

CZK – Czech koruna

DKK – Danish krone

EUR – European Monetary Unit

GBP – British pound

HUF – Hungarian forint

IDR – Indonesian rupiah

ILS – Israeli shekel

JPY – Japanese yen

KRW – Korean won

MXN – Mexican peso

MYR – Malyasian ringgit

NOK – Norwegian krone

NZD – New Zealand dollar

PEN – Peruvian new sol

PLN – Polish zloty

RUB – Russian ruble

SEK – Swedish krona

SGD – Singapore dollar

THB – Thai baht

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $29,401,409 or 14.7% of net assets.

 (c) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$439
Total	$439

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, foreign government and government agency obligations and supranational obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. For foreign debt securities, when significant market or security specific market events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The U.S. dollar value of foreign currency contracts is determined using currency exchange rates supplied by a pricing vendor and are categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Derivative Instruments

Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts, including forward foreign currency contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets, and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Foreign Exchange Risk - Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in currency exchange rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives, such as foreign currency contracts, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net the amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Forward Foreign Currency Contracts: Forward foreign currency contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. The Fund used forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to manage exposure to certain foreign currencies. Open forward foreign currency contracts at period end are presented in the Schedule of Investments under the caption "Forward Foreign Currency Contracts." The contract amount and unrealized appreciation (depreciation) reflects each contract's exposure to the underlying currency at period end.

Risks of Investing in European Countries

There continues to be uncertainty surrounding the sovereign debt of many European countries. If there is a default or debt restructuring by any European country or if more countries leave the European Monetary Union or the European Monetary Union dissolves, there may be wide-ranging effects on global markets. Such events could significantly affect the value or liquidity of the Fund's investments in the region or with exposure to the region.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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